Loans (Recorded Investment in Home Equity, Consumer and Residential Mortgage Loans Based on Payment Activity) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 1,250,674	[1]	$ 1,213,423	[2]	$ 1,129,305	[3]
Loans Acquired With Deteriorated Credit Quality	9,564		10,877		15,805
Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	73,486	[1]	74,699	[2]	77,323	[3]
Loans Acquired With Deteriorated Credit Quality	0		0		0
Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	46,315	[1]	41,231	[2]	47,595	[3]
Loans Acquired With Deteriorated Credit Quality	140		148		164
Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	95,599	[1]	88,815	[2]	86,469	[3]
Loans Acquired With Deteriorated Credit Quality	147		149		152
Performing [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	73,219		74,521		77,233
Performing [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	46,121		41,064		47,336
Performing [Member] | Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	95,446		88,558		85,721
Nonperforming [Member] | Home Equity Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	267		178		90
Nonperforming [Member] | Consumer Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	194		167		259
Nonperforming [Member] | Residential Mortgage Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Total loans	$ 153		$ 257		$ 748

[1]	Total recorded investment in loans includes $4,969 in accrued interest.
[2]	Total recorded investment in loans includes $5,522 in accrued interest.
[3]	Total recorded investment in loans includes $5,756 in accrued interest.